Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit | $ / shares	9.33
Maximum Aggregate Offering Price	$ 4,665,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 405.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Pelthos Therapeutics Inc. (the “Company” or the “Registrant”) that may from time to time be offered or issued to prevent dilution from any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Common Stock. (2) Represents the number of shares of Common Stock reserved for issuance pursuant to the Pelthos Therapeutics Inc. 2026 Equity Incentive Plan (the “Plan”). Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall cover an indeterminate number of shares of Common Stock to be offered or sold pursuant to the Plan. (3) Estimated in accordance with Rules 457(c) and (h) under the Securities Act, solely for the purpose of calculating the applicable registration fee. The proposed maximum offering price per share of Common Stock represents the average of the high and low prices of the Common Stock as reported on the NYSE American LLC on November 9, 2026.